Schedule of investments
Delaware Enhanced Global Dividend and Income Fund
August 31, 2022 (Unaudited)
	Principal amount°	Value (US $)
Convertible Bonds — 14.74%~
Basic Industry — 0.23%
Ivanhoe Mines 144A 2.50% exercise price $7.43, maturity date 4/15/26 #	189,000	$ 208,454
		208,454
Capital Goods — 0.31%
Kaman 3.25% exercise price $65.26, maturity date 5/1/24	306,000	287,449
		287,449
Communications — 1.56%
Cable One 1.125% exercise price $2,275.83, maturity date 3/15/28	476,000	387,940
DISH Network 3.375% exercise price $65.17, maturity date 8/15/26	647,000	467,174
Liberty Broadband 144A 1.25% exercise price $900.01, maturity date 9/30/50 #	406,000	386,715
Liberty Latin America 2.00% exercise price $20.65, maturity date 7/15/24	203,000	179,401
		1,421,230
Consumer Cyclical — 0.94%
Cheesecake Factory 0.375% exercise price $77.77, maturity date 6/15/26	667,000	545,689
Ford Motor 0.00% exercise price $17.02, maturity date 3/15/26 ^	284,000	310,412
		856,101
Consumer Non-Cyclical — 4.48%
BioMarin Pharmaceutical 0.599% exercise price $124.67, maturity date 8/1/24	246,000	253,795
Chefs' Warehouse 1.875% exercise price $44.20, maturity date 12/1/24	572,000	597,454
Chegg 4.266% exercise price $107.55, maturity date 9/1/26 ^	706,000	566,548
	Principal amount°	Value (US $)
Convertible Bonds~ (continued)
Consumer Non-Cyclical (continued)
Coherus Biosciences 1.50% exercise price $19.26, maturity date 4/15/26	394,000	$ 336,870
Collegium Pharmaceutical 2.625% exercise price $29.19, maturity date 2/15/26	288,000	257,338
CONMED 144A 2.25% exercise price $145.33, maturity date 6/15/27 #	455,000	419,738
Integra LifeSciences Holdings 0.50% exercise price $73.67, maturity date 8/15/25	462,000	428,128
Ionis Pharmaceuticals 0.125% exercise price $83.28, maturity date 12/15/24	362,000	334,186
Jazz Investments I 2.00% exercise price $155.80, maturity date 6/15/26	219,000	259,789
Paratek Pharmaceuticals 4.75% exercise price $15.90, maturity date 5/1/24	709,000	633,279
		4,087,125
Electric — 0.97%
NextEra Energy Partners 144A 0.357% exercise price $75.96, maturity date 11/15/25 #, ^	163,000	182,392
NRG Energy 2.75% exercise price $43.77, maturity date 6/1/48	297,000	334,719
Ormat Technologies 144A 2.50% exercise price $90.27, maturity date 7/15/27 #	302,000	365,722
		882,833
Energy — 0.54%
Helix Energy Solutions Group 6.75% exercise price $6.97, maturity date 2/15/26	464,000	490,680
		490,680
NQ-DEX [8/22] 10/22 (2460251)    1

Schedule of investments
Delaware Enhanced Global Dividend and Income Fund   (Unaudited)
	Principal amount°	Value (US $)
Convertible Bonds~ (continued)
Financials — 0.97%
FTI Consulting 2.00% exercise price $101.38, maturity date 8/15/23	263,000	$ 422,351
Repay Holdings 144A 2.575% exercise price $33.60, maturity date 2/1/26 #, ^	609,000	463,941
		886,292
Industrials — 0.69%
Chart Industries 144A 1.00% exercise price $58.72, maturity date 11/15/24 #	175,000	579,810
Danimer Scientific 144A 3.25% exercise price $10.79, maturity date 12/15/26 #	78,000	50,611
		630,421
Real Estate Investment Trusts — 0.56%
Blackstone Mortgage Trust 4.75% exercise price $36.23, maturity date 3/15/23	378,000	379,578
Summit Hotel Properties 1.50% exercise price $11.99, maturity date 2/15/26	144,000	128,520
		508,098
Technology — 2.71%
Block 0.125% exercise price $121.01, maturity date 3/1/25	256,000	254,400
InterDigital 144A 3.50% exercise price $77.49, maturity date 6/1/27 #	556,000	532,648
ON Semiconductor 1.625% exercise price $20.72, maturity date 10/15/23	172,000	572,760
Palo Alto Networks 0.75% exercise price $266.35, maturity date 7/1/23	189,000	396,806
Quotient Technology 1.75% exercise price $17.36, maturity date 12/1/22	260,000	245,050
		Principal amount°	Value (US $)
Convertible Bonds~ (continued)
Technology (continued)
Vishay Intertechnology 2.25% exercise price $31.25, maturity date 6/15/25		285,000	$ 271,568
Wolfspeed 144A 0.25% exercise price $127.22, maturity date 2/15/28 #		181,000	205,435
			2,478,667
Transportation — 0.78%
Seaspan 144A 3.75% exercise price $13.01, maturity date 12/15/25 #		184,000	218,960
Spirit Airlines 1.00% exercise price $49.07, maturity date 5/15/26		567,000	497,826
			716,786
Total Convertible Bonds (cost $12,980,553)			13,454,136

Corporate Bonds — 41.99%~
Automotive — 1.30%
Allison Transmission 144A 5.875% 6/1/29 #		580,000	546,000
Ford Motor Credit 3.375% 11/13/25		495,000	452,598
Goodyear Tire & Rubber 5.25% 7/15/31		220,000	189,952
			1,188,550
Banking — 0.99%
Banco Continental 144A 2.75% 12/10/25 #		200,000	178,789
Banco Nacional de Panama 144A 2.50% 8/11/30 #		200,000	162,099
BBVA Bancomer 144A 5.125% 1/18/33 #, μ		200,000	178,626
Development Bank of Kazakhstan 144A 10.95% 5/6/26 #	KZT	100,000,000	171,262
NBK SPC 144A 1.625% 9/15/27 #, μ		240,000	214,975
			905,751
Basic Industry — 3.55%
AngloGold Ashanti Holdings 3.75% 10/1/30		200,000	170,292
Antofagasta 144A 5.625% 5/13/32 #		200,000	198,250
Avient 144A 5.75% 5/15/25 #		153,000	151,085

2    NQ-DEX [8/22] 10/22 (2460251)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds~ (continued)
Basic Industry (continued)
Chemours 144A 5.75% 11/15/28 #	285,000	$ 255,532
First Quantum Minerals 144A 7.50% 4/1/25 #	345,000	339,981
FMG Resources August 2006 Pty 144A 5.875% 4/15/30 #	215,000	198,658
Freeport-McMoRan 5.45% 3/15/43	270,000	243,406
INEOS Quattro Finance 2 144A 3.375% 1/15/26 #	400,000	346,704
Koppers 144A 6.00% 2/15/25 #	394,000	370,242
Novelis 144A 4.75% 1/30/30 #	280,000	243,936
OCP 144A 3.75% 6/23/31 #	200,000	165,222
Olin
5.00% 2/1/30	310,000	281,710
5.125% 9/15/27	293,000	278,461
		3,243,479
Capital Goods — 2.13%
Ardagh Packaging Finance 144A 5.25% 8/15/27 #	330,000	239,144
Cemex 144A 5.20% 9/17/30 #	200,000	181,793
Madison IAQ 144A 5.875% 6/30/29 #	240,000	197,851
Sealed Air 144A 5.00% 4/15/29 #	215,000	204,635
Terex 144A 5.00% 5/15/29 #	330,000	295,713
TK Elevator US Newco 144A 5.25% 7/15/27 #	465,000	423,757
TransDigm 144A 6.25% 3/15/26 #	233,000	229,208
UltraTech Cement 144A 2.80% 2/16/31 #	200,000	166,860
		1,938,961
Communications — 0.54%
Millicom International Cellular 144A 4.50% 4/27/31 #	200,000	164,299
Ooredoo International Finance 144A 5.00% 10/19/25 #	200,000	205,818
VTR Comunicaciones 144A 4.375% 4/15/29 #	200,000	125,526
		495,643
	Principal amount°	Value (US $)

Corporate Bonds~ (continued)
Consumer Cyclical — 0.41%
Hutama Karya Persero 144A 3.75% 5/11/30 #	400,000	$ 377,236
		377,236
Consumer Goods — 0.70%
JBS USA LUX 144A 6.50% 4/15/29 #	47,000	48,708
Pilgrim's Pride 144A 4.25% 4/15/31 #	215,000	185,487
Post Holdings
144A 5.625% 1/15/28 #	325,000	309,106
144A 5.75% 3/1/27 #	100,000	97,812
		641,113
Consumer Non-Cyclical — 0.20%
Central American Bottling 144A 5.25% 4/27/29 #	200,000	185,845
		185,845
Energy — 6.22%
Ascent Resources Utica Holdings
144A 5.875% 6/30/29 #	260,000	234,545
144A 7.00% 11/1/26 #	125,000	121,740

Callon Petroleum 144A 8.00% 8/1/28 #	280,000	269,090
CNX Midstream Partners 144A 4.75% 4/15/30 #	120,000	101,482
CNX Resources 144A 6.00% 1/15/29 #	285,000	268,346
Crestwood Midstream Partners 144A 6.00% 2/1/29 #	303,000	280,398
EQM Midstream Partners 144A 4.75% 1/15/31 #	382,000	331,064
Galaxy Pipeline Assets Bidco 144A 2.16% 3/31/34 #	235,411	205,999
Genesis Energy
7.75% 2/1/28	400,000	371,408
8.00% 1/15/27	295,000	280,063

Geopark 144A 5.50% 1/17/27 #	200,000	174,012
Hilcorp Energy I
144A 6.00% 4/15/30 #	240,000	221,278
144A 6.00% 2/1/31 #	25,000	22,697
144A 6.25% 4/15/32 #	113,000	101,440

Murphy Oil 6.375% 7/15/28	485,000	478,273
NuStar Logistics
5.625% 4/28/27	327,000	298,223
6.00% 6/1/26	69,000	65,229

NQ-DEX [8/22] 10/22 (2460251)    3

Schedule of investments
Delaware Enhanced Global Dividend and Income Fund   (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds~ (continued)
Energy (continued)
Occidental Petroleum
6.45% 9/15/36	125,000	$ 133,746
6.60% 3/15/46	265,000	292,162
6.625% 9/1/30	95,000	101,622

PDC Energy 5.75% 5/15/26	328,000	314,485
Qatar Energy 144A 2.25% 7/12/31 #	200,000	174,825
Southwestern Energy
5.375% 2/1/29	35,000	33,146
5.375% 3/15/30	155,000	145,492
7.75% 10/1/27	180,000	186,827

Tengizchevroil Finance Co. International 144A 2.625% 8/15/25 #	400,000	347,680
Weatherford International 144A 8.625% 4/30/30 #	135,000	122,263
		5,677,535
Financial Services — 1.35%
Ally Financial 8.00% 11/1/31	205,000	228,382
Castlelake Aviation Finance DAC 144A 5.00% 4/15/27 #	320,000	277,395
Hightower Holding 144A 6.75% 4/15/29 #	180,000	152,214
Midcap Financial Issuer Trust 144A 6.50% 5/1/28 #	405,000	347,948
MSCI 144A 3.625% 11/1/31 #	265,000	221,193
		1,227,132
Financials — 0.59%
Bank of Georgia 144A 6.00% 7/26/23 #	200,000	203,214
Corp Inmobiliaria Vesta 144A 3.625% 5/13/31 #	200,000	159,594
XP 144A 3.25% 7/1/26 #	200,000	179,140
		541,948
Healthcare — 3.00%
Bausch Health 144A 6.25% 2/15/29 #	510,000	193,341
Centene 4.625% 12/15/29	205,000	193,407
Cheplapharm Arzneimittel 144A 5.50% 1/15/28 #	210,000	180,500
Community Health Systems 144A 4.75% 2/15/31 #	180,000	133,146
DaVita 144A 4.625% 6/1/30 #	245,000	197,536
Encompass Health 5.75% 9/15/25	361,000	358,262
	Principal amount°	Value (US $)

Corporate Bonds~ (continued)
Healthcare (continued)
HCA
5.875% 2/15/26	136,000	$ 139,041
7.58% 9/15/25	159,000	171,218

ModivCare Escrow Issuer 144A 5.00% 10/1/29 #	220,000	194,299
Service Corp International 4.00% 5/15/31	515,000	441,108
Tenet Healthcare
144A 4.25% 6/1/29 #	295,000	254,907
144A 6.125% 10/1/28 #	310,000	284,817
		2,741,582
Insurance — 1.48%
HUB International 144A 5.625% 12/1/29 #	305,000	267,176
NFP
144A 6.875% 8/15/28 #	240,000	197,607
144A 7.50% 10/1/30 #	80,000	78,888

Sagicor Financial 144A 5.30% 5/13/28 #	200,000	188,497
USI 144A 6.875% 5/1/25 #	632,000	619,957
		1,352,125
Leisure — 3.67%
Boyd Gaming
4.75% 12/1/27	306,000	286,073
144A 4.75% 6/15/31 #	45,000	39,229

Caesars Entertainment 144A 6.25% 7/1/25 #	535,000	523,069
Carnival
144A 5.75% 3/1/27 #	550,000	428,398
144A 7.625% 3/1/26 #	400,000	341,080

Hilton Domestic Operating 144A 4.00% 5/1/31 #	220,000	186,247
Hilton Worldwide Finance 4.875% 4/1/27	355,000	339,471
Royal Caribbean Cruises 144A 5.50% 4/1/28 #	639,000	483,250
Scientific Games International 144A 7.25% 11/15/29 #	190,000	187,150
Six Flags Entertainment 144A 4.875% 7/31/24 #	170,000	163,359
Wyndham Hotels & Resorts 144A 4.375% 8/15/28 #	413,000	369,930
		3,347,256
Media — 4.25%
AMC Networks 4.25% 2/15/29	655,000	535,528

4    NQ-DEX [8/22] 10/22 (2460251)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds~ (continued)
Media (continued)
CCO Holdings
144A 4.50% 8/15/30 #	310,000	$ 261,082
4.50% 5/1/32	70,000	56,891
144A 5.125% 5/1/27 #	205,000	194,853
144A 5.375% 6/1/29 #	235,000	214,954

CMG Media 144A 8.875% 12/15/27 #	265,000	228,329
CSC Holdings
144A 3.375% 2/15/31 #	480,000	360,350
144A 5.00% 11/15/31 #	325,000	232,246

Cumulus Media New Holdings 144A 6.75% 7/1/26 #	190,000	170,268
Directv Financing 144A 5.875% 8/15/27 #	225,000	206,186
Gray Television 144A 4.75% 10/15/30 #	610,000	503,555
Nielsen Finance
144A 4.50% 7/15/29 #	75,000	75,413
144A 4.75% 7/15/31 #	250,000	248,752

Sirius XM Radio 144A 4.00% 7/15/28 #	490,000	427,525
VZ Secured Financing 144A 5.00% 1/15/32 #	200,000	164,753
		3,880,685
Natural Gas — 0.42%
ENN Energy Holdings 144A 4.625% 5/17/27 #	200,000	201,618
Infraestructura Energetica Nova 144A 3.75% 1/14/28 #	200,000	183,903
		385,521
Real Estate — 0.25%
VICI Properties
144A 3.875% 2/15/29 #	35,000	31,176
144A 5.75% 2/1/27 #	195,000	192,251
		223,427
Retail — 2.04%
Asbury Automotive Group
144A 4.625% 11/15/29 #	285,000	244,735
4.75% 3/1/30	135,000	114,936
Bath & Body Works
6.875% 11/1/35	300,000	262,377
6.95% 3/1/33	199,000	163,755

CP Atlas Buyer 144A 7.00% 12/1/28 #	115,000	94,029
Levi Strauss & Co. 144A 3.50% 3/1/31 #	262,000	220,468
LSF9 Atlantis Holdings 144A 7.75% 2/15/26 #	278,000	257,593
	Principal amount°	Value (US $)

Corporate Bonds~ (continued)
Retail (continued)

Murphy Oil USA 144A 3.75% 2/15/31 #	270,000	$ 228,494
PetSmart 144A 7.75% 2/15/29 #	290,000	273,686
		1,860,073
Services — 2.27%
Aramark Services 144A 5.00% 2/1/28 #	435,000	400,833
GFL Environmental 144A 3.75% 8/1/25 #	105,000	99,342
Iron Mountain 144A 4.50% 2/15/31 #	565,000	470,072
NESCO Holdings II 144A 5.50% 4/15/29 #	205,000	180,761
Prime Security Services Borrower 144A 5.75% 4/15/26 #	405,000	390,179
United Rentals North America 3.875% 2/15/31	270,000	233,840
Univar Solutions USA 144A 5.125% 12/1/27 #	250,000	232,895
White Cap Buyer 144A 6.875% 10/15/28 #	70,000	61,447
		2,069,369
Technology & Electronics — 0.85%
Entegris Escrow 144A 5.95% 6/15/30 #	265,000	251,760
Go Daddy Operating 144A 3.50% 3/1/29 #	290,000	245,926
Sensata Technologies 144A 5.875% 9/1/30 #	85,000	83,193
SS&C Technologies 144A 5.50% 9/30/27 #	205,000	194,499
		775,378
Telecommunications — 2.01%
Altice France 144A 5.50% 10/15/29 #	420,000	332,193
Altice France Holding 144A 6.00% 2/15/28 #	255,000	173,321
Consolidated Communications
144A 5.00% 10/1/28 #	135,000	104,178
144A 6.50% 10/1/28 #	205,000	165,476

Digicel International Finance 144A 8.75% 5/25/24 #	200,000	191,845
Frontier Communications Holdings
144A 5.875% 10/15/27 #	295,000	275,713
144A 6.75% 5/1/29 #	240,000	207,299

NQ-DEX [8/22] 10/22 (2460251)    5

Schedule of investments
Delaware Enhanced Global Dividend and Income Fund   (Unaudited)
		Principal amount°	Value (US $)

Corporate Bonds~ (continued)
Telecommunications (continued)
T-Mobile USA
2.625% 4/15/26		155,000	$ 143,662
3.375% 4/15/29		155,000	139,828
3.50% 4/15/31		111,000	98,453
			1,831,968
Transportation — 2.02%
Delta Air Lines 7.375% 1/15/26		382,000	390,152
Laredo Petroleum 144A 7.75% 7/31/29 #		195,000	187,040
Mileage Plus Holdings 144A 6.50% 6/20/27 #		270,000	271,015
Rutas 2 and 7 Finance 144A 3.413% 9/30/36 #, ^		193,333	123,611
Seaspan 144A 5.50% 8/1/29 #		320,000	264,000
United Airlines
144A 4.375% 4/15/26 #		100,000	91,309
144A 4.625% 4/15/29 #		125,000	109,844

VistaJet Malta Finance 144A 6.375% 2/1/30 #		470,000	405,022
			1,841,993
Utilities — 1.75%
Calpine
144A 5.00% 2/1/31 #		520,000	436,007
144A 5.25% 6/1/26 #		65,000	63,183

Clean Renewable Power Mauritius 144A 4.25% 3/25/27 #		196,000	159,534
Consorcio Transmantaro 144A 5.20% 4/11/38 #		200,000	184,808
PG&E 5.25% 7/1/30		165,000	142,922
Sociedad de Transmision Austral 144A 4.00% 1/27/32 #		200,000	174,861
Vistra
144A 7.00% 12/15/26 #, μ, ψ		290,000	267,891
144A 8.00% 10/15/26 #, μ, ψ		170,000	163,339
			1,592,545
Total Corporate Bonds (cost $43,555,072)			38,325,115

Sovereign Bonds — 6.67%Δ
Albania — 0.17%
Albania Government International Bond
3.50% 11/23/31	EUR	191,000	158,846
			158,846
		Principal amount°	Value (US $)

Sovereign BondsΔ (continued)
Angola — 0.17%
Angolan Government International Bond
9.375% 5/8/48		200,000	$ 153,460
			153,460
Armenia — 0.16%
Republic of Armenia International Bond
144A 3.60% 2/2/31 #		200,000	144,746
			144,746
Bermuda — 0.22%
Bermuda Government International Bond
144A 5.00% 7/15/32 #		200,000	201,832
			201,832
Chile — 0.24%
Chile Government International Bond
4.34% 3/7/42		250,000	215,057
			215,057
Colombia — 0.30%
Colombia Government International Bonds
4.125% 2/22/42		217,000	136,455
5.20% 5/15/49		200,000	136,874
			273,329
Dominican Republic — 0.69%
Dominican Republic International Bonds
144A 4.875% 9/23/32 #		550,000	445,855
144A 5.50% 2/22/29 #		200,000	183,176
			629,031
Honduras — 0.29%
Honduras Government International Bond
144A 5.625% 6/24/30 #		350,000	266,788
			266,788
Ivory Coast — 0.64%
Ivory Coast Government International Bonds
144A 6.125% 6/15/33 #		600,000	508,942
144A 6.875% 10/17/40 #	EUR	100,000	72,981
			581,923
Morocco — 0.57%
Morocco Government International Bond
144A 2.375% 12/15/27 #		600,000	518,670
			518,670

6    NQ-DEX [8/22] 10/22 (2460251)

(Unaudited)
		Principal amount°	Value (US $)

Sovereign BondsΔ (continued)
North Macedonia — 0.18%
North Macedonia Government International Bond
144A 1.625% 3/10/28 #	EUR	200,000	$ 163,905
			163,905
Pakistan — 0.11%
Pakistan Water & Power Development Authority
7.50% 6/4/31		200,000	99,108
			99,108
Panama — 0.26%
Panama Bonos del Tesoro 3.362% 6/30/31		200,000	174,500
Panama Government International Bond 144A 3.75% 4/17/26 #		67,000	66,350
			240,850
Paraguay — 0.78%
Paraguay Government International Bonds
144A 2.739% 1/29/33 #		200,000	158,791
144A 4.95% 4/28/31 #		400,000	386,386
5.60% 3/13/48		200,000	170,969
			716,146
Peru — 0.45%
Peruvian Government International Bond
2.392% 1/23/26		433,000	405,873
			405,873
Senegal — 0.27%
Senegal Government International Bond
144A 6.25% 5/23/33 #		300,000	244,500
			244,500
South Africa — 0.51%
Republic of South Africa Government International Bonds
4.85% 9/30/29		200,000	177,746
5.65% 9/27/47		400,000	287,521
			465,267
Uzbekistan — 0.66%
Republic of Uzbekistan International Bonds
144A 3.90% 10/19/31 #		200,000	154,321
		Principal amount°	Value (US $)

Sovereign BondsΔ (continued)
Uzbekistan (continued)
Republic of Uzbekistan International Bonds
144A 5.375% 2/20/29 #		500,000	$ 451,703
			606,024
Total Sovereign Bonds (cost $7,512,841)			6,085,355

Supranational Banks — 0.84%
Banque Ouest Africaine de Developpement 144A 4.70% 10/22/31 #		400,000	344,084
Central American Bank For Economic Integration 144A 2.00% 5/6/25 #		200,000	189,739
European Investment Bank 5.50% 1/23/23	MXN	4,734,000	229,339
Total Supranational Banks (cost $846,686)			763,162
	Number of shares
Common Stocks — 64.91%~
Communication Services — 4.37%
Alphabet Class A †	360	38,959
Alphabet Class C †	220	24,013
America Movil ADR Class L	3,932	66,844
AT&T	16,327	286,376
Baidu ADR †	1,103	158,799
Comcast Class A	3,200	115,808
Grupo Televisa ADR	9,346	59,160
Interpublic Group	537	14,843
KDDI	18,200	560,312
LG Uplus	5,829	50,117
Meta Platforms Class A †	104	16,945
NAVER	346	62,084
Orange	60,220	611,112
Publicis Groupe	13,420	657,463
SK Telecom	5,509	214,586
Telefonica Brasil ADR	4,970	40,356
Tencent Holdings	12,000	500,261
TIM ADR	3,015	34,190
Turkcell Iletisim Hizmetleri	12,891	15,306
Verizon Communications	10,546	440,928
VK GDR =, †	1,295	896
Weibo ADR †	922	19,076
Yandex Class A †	1,288	1,515
		3,989,949
Consumer Discretionary — 9.41%
adidas AG	8,950	1,333,675

NQ-DEX [8/22] 10/22 (2460251)    7

Schedule of investments
Delaware Enhanced Global Dividend and Income Fund   (Unaudited)
	Number of shares	Value (US $)
Common Stocks~ (continued)
Consumer Discretionary (continued)
Alibaba Group Holding †	4,700	$ 56,469
Alibaba Group Holding ADR †	2,912	277,834
Amazon.com †	601	76,189
Americanas	15,100	47,137
ANTA Sports Products	8,600	103,984
APA	1,710	66,878
Arcos Dorados Holdings Class A	4,348	31,740
Astra International	308,300	144,881
Bath & Body Works	2,886	107,734
Best Buy	1,301	91,968
Buckle	867	27,987
eBay	1,004	44,306
Ethan Allen Interiors	1,144	27,193
Genuine Parts	1,300	202,813
H & M Hennes & Mauritz Class B	59,120	615,935
Home Depot	1,389	400,615
JD.com Class A	571	17,955
JD.com ADR	5,540	351,735
LG Electronics	616	46,515
Lowe's	819	159,001
Macy's	4,358	75,481
NIKE Class B	893	95,060
PulteGroup	3,200	130,112
Ross Stores	1,227	105,853
Sodexo	19,200	1,474,913
Sturm Ruger & Co.	134	7,001
Swatch Group	7,010	1,708,934
Tesla †	90	24,805
TJX	5,589	348,474
Tractor Supply	686	127,013
Trip.com Group ADR †	1,739	44,727
Ulta Beauty †	79	33,170
Yum China Holdings	3,550	175,494
		8,583,581
Consumer Staples — 14.63%
Altria Group	3,241	146,234
Archer-Daniels-Midland	1,600	140,624
Asahi Group Holdings	11,400	383,460
BRF ADR †	10,989	32,857
Coca-Cola Femsa ADR	1,476	90,375
Conagra Brands	7,500	257,850
Danone	24,750	1,306,056
Diageo	44,770	1,957,630
Essity Class B	51,790	1,151,915
Fomento Economico Mexicano ADR	639	40,072
General Mills	2,100	161,280
Hengan International Group	7,500	35,930
Kao	33,500	1,460,086
	Number of shares	Value (US $)
Common Stocks~ (continued)
Consumer Staples (continued)
Koninklijke Ahold Delhaize	72,960	$ 2,009,000
Nestle	18,660	2,187,277
Philip Morris International	1,807	172,550
Procter & Gamble	900	124,146
Seven & i Holdings	16,000	637,236
Tingyi Cayman Islands Holding	22,000	39,130
Tsingtao Brewery Class H	10,000	97,468
Unilever	18,856	859,881
Uni-President China Holdings	49,000	42,266
Vector Group	1,269	12,436
		13,345,759
Energy — 2.96%
Chevron	635	100,368
China Petroleum & Chemical Class H	122,000	57,668
ConocoPhillips	3,355	367,205
Coterra Energy	1,883	58,204
Devon Energy	1,273	89,899
EOG Resources	369	44,760
Exxon Mobil	2,985	285,336
Gazprom PJSC ADR =	22,925	10,767
Kinder Morgan	5,947	108,949
LUKOIL PJSC ADR =	916	599
Marathon Petroleum	1,590	160,193
Petroleo Brasileiro ADR	7,879	112,591
Reliance Industries GDR 144A #	13,560	893,604
Rosneft Oil PJSC GDR =	24,551	11,979
TotalEnergies ADR	2,500	126,275
Viper Energy Partners	783	23,897
Williams	7,310	248,759
		2,701,053
Financials — 3.95%
Akbank TAS	36,846	23,738
Allstate	1,000	120,500
American Financial Group	989	126,276
American International Group	4,500	232,875
Ameriprise Financial	390	104,524
Banco Bradesco ADR	14,732	53,477
Banco Santander Brasil ADR	5,102	29,183
Bangkok Bank	14,400	54,105
Bank Central Asia	435,700	240,710
BlackRock	196	130,612
Blackstone	1,118	105,025
Carlyle Group	1,290	41,964
Diamond Hill Investment Group	142	24,289
Discover Financial Services	1,715	172,340
Evercore Class A	331	31,011
Fidelity National Financial	517	20,215

8    NQ-DEX [8/22] 10/22 (2460251)

(Unaudited)
	Number of shares	Value (US $)
Common Stocks~ (continued)
Financials (continued)
Grupo Financiero Banorte Class O	8,076	$ 47,703
ICICI Bank ADR	11,547	252,187
Invesco	4,949	81,510
Itau Unibanco Holding ADR	15,411	76,130
MetLife	5,691	366,102
Moelis & Co. Class A	1,042	43,410
OneMain Holdings	1,814	63,363
Ping An Insurance Group Co. of China Class H	16,000	94,487
Principal Financial Group	2,105	157,370
Prudential Financial	1,429	136,827
Rithm Capital	3,436	32,401
S&P Global	162	57,053
Samsung Life Insurance	947	43,897
Sberbank of Russia PJSC ADR =	6,857	282
Synchrony Financial	3,071	100,575
Truist Financial	6,200	290,408
US Bancorp	5,400	246,294
XP Class A †	355	6,830
		3,607,673
Healthcare — 9.07%
AbbVie	2,609	350,806
AmerisourceBergen	1,076	157,699
Amgen	650	156,195
BeiGene ADR †	158	27,122
Bristol-Myers Squibb	2,315	156,054
Cardinal Health	2,700	190,944
Cigna	500	141,725
CVS Health	1,400	137,410
Fresenius Medical Care AG & Co.	23,050	791,981
Gilead Sciences	1,705	108,216
Johnson & Johnson	2,630	424,324
Merck & Co.	4,604	392,998
Molina Healthcare †	119	40,147
Novo Nordisk Class B	16,850	1,804,361
Pfizer	4,841	218,958
Roche Holding	4,240	1,368,078
Smith & Nephew	138,369	1,632,348
UnitedHealth Group	130	67,513
Viatris	11,886	113,511
		8,280,390
Industrials — 4.86%
Boise Cascade	1,138	70,932
Caterpillar	1,100	203,181
Honeywell International	1,400	265,090
Intertek Group	19,560	899,598
Knorr-Bremse	14,200	689,968
Lockheed Martin	503	211,315
	Number of shares	Value (US $)
Common Stocks~ (continued)
Industrials (continued)
Makita	32,400	$ 769,857
Raytheon Technologies	2,200	197,450
Robert Half International	270	20,782
Securitas Class B	126,220	1,108,273
		4,436,446
Information Technology — 11.95%
Adobe †	81	30,249
Advanced Micro Devices †	401	34,033
Amadeus IT Group †	37,750	1,996,238
Apple	5,195	816,758
Applied Materials	583	54,843
Broadcom	850	424,243
Cisco Systems	9,099	406,907
Dropbox Class A †	975	20,855
Fidelity National Information Services	2,700	246,699
Getnet Adquirencia e Servicos para Meios de Pagamento ADR	637	1,115
Hon Hai Precision Industry	51,000	182,637
HP	4,289	123,137
International Business Machines	2,023	259,854
KLA	353	121,478
Kyndryl Holdings †	57	594
Lam Research	248	108,602
MediaTek	17,000	372,534
Micron Technology	1,278	72,245
Microsoft	2,419	632,496
Monolithic Power Systems	283	128,250
NetApp	1,713	123,559
NVIDIA	974	147,016
Oracle	2,300	170,545
Paychex	1,222	150,721
QUALCOMM	1,059	140,074
Samsung Electronics	16,308	727,889
SAP	15,740	1,343,573
SK Hynix	8,762	623,635
SK Square †	7,074	214,195
Sohu.com ADR †	2,260	40,273
Taiwan Semiconductor Manufacturing	56,000	929,117
Texas Instruments	1,000	165,210
Western Union	6,420	95,144
		10,904,718
Materials — 2.72%
Air Liquide	13,640	1,716,181
BHP Group ADR	745	40,893
Cemex ADR †	6,204	23,203
CF Industries Holdings	896	92,700

NQ-DEX [8/22] 10/22 (2460251)    9

Schedule of investments
Delaware Enhanced Global Dividend and Income Fund   (Unaudited)
	Number of shares	Value (US $)
Common Stocks~ (continued)
Materials (continued)
Cia de Minas Buenaventura ADR	4,888	$ 26,004
Dow	1,485	75,735
DuPont de Nemours	3,500	194,740
Grupo Mexico Class B	18,589	70,032
Nucor	228	30,310
Rio Tinto ADR	506	28,483
Sociedad Quimica y Minera de Chile ADR	1,033	102,970
Vale ADR	6,381	79,252
		2,480,503
Media — 0.00%
Century Communications =, †	125,000	0
		0
Real Estate — 0.38%
Equity Residential	3,500	256,130
Iron Mountain	934	49,138
VICI Properties	1,305	43,052
		348,320
Utilities — 0.61%
Edison International	3,600	243,972
Entergy	1,500	172,950
Kunlun Energy	52,000	45,383
Vistra	3,755	92,936
		555,241
Total Common Stocks (cost $68,276,317)		59,233,633

Convertible Preferred Stock — 2.57%
2020 Mandatory Exchangeable Trust 144A 6.50% exercise price $47.09, maturity date 5/16/23 #	223	189,885
Algonquin Power & Utilities 7.75% exercise price $18.00, maturity date 6/15/24	4,686	208,902
Bank of America 7.25% exercise price $50.00 ω	268	328,943
El Paso Energy Capital Trust I 4.75% exercise price $34.49, maturity date 3/31/28	8,410	386,019
Elanco Animal Health 5.00% exercise price $38.40, maturity date 2/1/23	6,166	153,965
Lyondellbasell Advanced Polymers 6.00% exercise price $52.33 ω	361	297,825
	Number of shares	Value (US $)

Convertible Preferred Stock (continued)
RBC Bearings 5.00% exercise price $226.61, maturity date 10/15/24	3,166	$ 374,791
UGI 7.25% exercise price $52.57, maturity date 6/1/24	4,473	407,043
Total Convertible Preferred Stock (cost $2,639,440)		2,347,373

Exchange-Traded Funds — 0.72%
iShares MSCI EAFE ETF	690	42,573
iShares Trust iShares ESG Aware MSCI EAFE ETF	9,310	577,686
Vanguard FTSE Developed Markets ETF	970	39,246
Total Exchange-Traded Funds (cost $673,729)		659,505
	Principal amount
Leveraged Non-Recourse Security — 0.00%
JPMorgan Fixed Income Auction Pass Through Trust Series 2007-B 144A 0.002% 1/15/87 #, =, ♦	500,000	500
Total Leveraged Non-Recourse Security (cost $425,000)		500
	Number of shares
Short-Term Investments — 4.48%
Money Market Mutual Funds — 4.48%
BlackRock FedFund – Institutional Shares (seven-day effective yield 2.02%)	1,021,399	1,021,399
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 2.03%)	1,021,399	1,021,399
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 2.19%)	1,021,399	1,021,399

10    NQ-DEX [8/22] 10/22 (2460251)

(Unaudited)
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 2.11%)	1,021,399	$ 1,021,399
Total Short-Term Investments (cost $4,085,596)		4,085,596

Total Value of Securities—136.92% (cost $140,995,234)		124,954,375
Borrowing Under Line of Credit - (37.36%)		(34,100,000)

Receivables and Other Assets Net of Liabilities — 0.45%		407,626
Net Assets Applicable to 10,620,971 Shares Outstanding—100.00%		$91,262,001
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
~	Securities have been classified by type of business.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At August 31, 2022, the aggregate value of Rule 144A securities was $38,769,898, which represents 42.48% of the Fund's net assets.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at August 31, 2022. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
Δ	Securities have been classified by country of origin.
†	Non-income producing security.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
ω	Perpetual security with no stated maturity date.
♦	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

The following foreign currency exchange contracts were outstanding at August 31, 2022:
Foreign Currency Exchange Contracts
Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BNYM	EUR	22,912	USD	(22,967)	9/1/22	$60	$—
BNYM	EUR	37,538	USD	(38,075)	9/2/22	—	(345)
BNYM	GBP	(5,791)	USD	6,736	9/1/22	9	—
BNYM	GBP	164,888	USD	(191,728)	9/2/22	—	(171)
BNYM	JPY	(2,936,876)	USD	21,161	9/1/22	21	—
BNYM	JPY	(22,932,596)	USD	165,114	9/2/22	19	—
JPMCB	EUR	(433,693)	USD	436,743	11/18/22	—	(1,452)
JPMCB	IDR	(12,962,775)	USD	869	9/9/22	—	(3)
JPMCB	MXN	(4,758,957)	USD	232,530	11/18/22	—	(62)
Total Foreign Currency Exchange Contracts						$109	$(2,033)
The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the schedule of investments. The foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.
Summary of abbreviations:
ADR – American Depositary Receipt
AG – Aktiengesellschaft
BNYM – Bank of New York Mellon
DAC – Designated Activity Company
EAFE – Europe, Australasia, and Far East
NQ-DEX [8/22] 10/22 (2460251)    11

Schedule of investments
Delaware Enhanced Global Dividend and Income Fund   (Unaudited)
Summary of abbreviations: (continued)
ESG – Environmental, Social, and Governance
ETF – Exchange-Traded Fund
FTSE – Financial Times Stock Exchange
GDR – Global Depositary Receipt
JPMCB – JPMorgan Chase Bank
MSCI – Morgan Stanley Capital International
PJSC – Private Joint Stock Company
S&P – Standard & Poor’s Financial Services LLC
Summary of currencies:
EUR – European Monetary Unit
GBP – British Pound Sterling
IDR – Indonesian Rupiah
JPY – Japanese Yen
KZT – Kazakhstani Tenge
MXN – Mexican Peso
USD – US Dollar
12    NQ-DEX [8/22] 10/22 (2460251)